Award Timing Disclosure	12 Months Ended
Apr. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Neither our Board nor our compensation committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material nonpublic information based on equity award grant dates. There were no grants of stock options, stock appreciation rights or similar option-like instruments to our NEOs within four business days before or one business day after the release of material non-public information on Forms 8-K, 10-Q, or 10-K in the fiscal year ended April 30, 2026.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false